Vessel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2021
Vessel Operating Costs
Schedule of vessel operating costs

	For the year ended
	December 31,
	2019	2020	2021
Crew costs	36,944	36,881	38,768
Technical maintenance expenses	20,987	21,295	19,342
Other operating expenses	18,811	16,622	17,223
Total	76,742	74,798	75,333